Consolidated Statements of Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Loss [Abstract]
Taxes related to Unrealized gains on securities available-for-sale	$ 410	$ 15
Taxes related to Net unrealized gains (losses) on securities held-to-maturity for which a portion of an other-than-temporary impairment has been recognized in income	118	277
Taxes related to Amortization of unrealized losses on held-to-maturity securities	46	16
Taxes related to Reclassification adjustment for realized gains included in net income	$ 325	$ 102